Consolidated Statements of Stockholders' Deficit (USD $)	Public Offering [Member] Common Stock [Member]	Public Offering [Member] Additional Paid-in Capital [Member]	Public Offering [Member]	Private Placements [Member] Common Stock [Member]	Private Placements [Member] Additional Paid-in Capital [Member]	Private Placements [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances as of December 31 at Dec. 31, 2011							$ 20,908	$ 62,940,977	$ (64,508,828)	$ 10,466	$ (1,536,477)
Balances as of December 31 (in Shares) at Dec. 31, 2011							20,907,536
Net loss									(6,401,494)		(6,401,494)
Shares issued under subscription agreement							100.00	24,900			25,000
Shares issued under subscription agreement (in Shares)							100,000
Stock-based compensation - options								1,391,316			1,391,316
Foreign currency translation adjustment										2,650	2,650
Balances as of December 31 at Dec. 31, 2012							21,008	64,357,193	(70,910,322)	13,116	(6,519,005)
Balances as of December 31 (in Shares) at Dec. 31, 2012							21,007,536
Net loss									(11,299,721)		(11,299,721)
Shares issued in Senior Secured Notes conversion							10,934	6,549,785			6,560,719
Shares issued in Senior Secured Notes conversion (in Shares)							10,934,533
Warrants issued in Senior Secured Notes conversion								1,073,572			1,073,572
Shares issued	3,007	1,514,443	1,517,450	1,043	625,145	626,188
Shares issued (in Shares)	3,006,818			1,043,646
Shares issued under subscription agreement							300	74,700			75,000
Shares issued under subscription agreement (in Shares)							300,000
Shares issued for services							1,584	1,012,683			1,014,267
Shares issued for services (in Shares)							1,583,315
Shares issued for stock option exercise							108	37,809			37,917
Shares issued for stock option exercise (in Shares)							108,334				108,334
Stock-based compensation - options								792,160			792,160
Foreign currency translation adjustment										(6,428)	(6,428)
Balances as of December 31 at Dec. 31, 2013							$ 37,984	$ 76,037,490	$ (82,210,043)	$ 6,688	$ (6,127,881)
Balances as of December 31 (in Shares) at Dec. 31, 2013							37,984,182